Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 79,007	$ 83,837
Receivable and Other receivables	814,410	816,847
Accounts prepaid	1,000
Total current assets	894,417	900,684
Digital assets	1,445,832	1,483,451
Property, equipment and vehicles	6,822,932	8,530,215
Total non-current assets	8,268,764	10,013,666
Total Assets	9,163,181	10,914,350
Current liabilities
Payable, other payable and accruals	1,054,417	1,258,579
Short-term loan from unrelated third party	1,250,000	1,500,000
Total current liabilities	2,304,417	2,758,579
Non-Current liabilities
Long-term loan from unrelated third party		375,000
Total non-current liabilities		375,000
Total Liabilities	2,304,417	3,133,579
Stockholders’ Equity
Preferred stock, no par value, authorized: unlimited shares, 333,333 shares issued and outstanding as of June 30, 2026 and December,31 2025	5,050	5,050
Common stock, no par value, authorized: unlimited shares. Issued and outstanding: 3,214,445 shares as of June 30, 2026 and 2,369,995 shares as of December 31, 2025	35,554	35,554
Additional paid-in capital	91,202,699	89,556,913
Accumulated deficit	(84,223,968)	(81,672,879)
Accumulated other comprehensive income	(160,571)	(143,867)
Total Shareholders’ Equity	6,858,764	7,780,771
Total Liabilities and Shareholders’ Equity	$ 9,163,181	$ 10,914,350